Consolidated Statement of Changes in Shareholders' Equity (CAD) In Millions		Total		Common shares	Accumulated other comprehensive loss	Retained earnings
Shareholders' equity, beginning balance at Dec. 31, 2008		10,559		4,179	(155)	6,535
Shareholders', common share, beginning balance (in shares) at Dec. 31, 2008		468.2		468.2
Net income		1,854				1,854
Stock options exercised and other (in shares) (Notes 10, 11)		2.8		2.8
Stock options exercised and other (Notes 10, 11)		87		87
Number of shares repurchased through buyback programs (in shares)	[1]	0
Other comprehensive income (loss) (Note 19)		(793)			(793)
Dividends		(474)				(474)
Shareholders' equity, ending balance at Dec. 31, 2009		11,233		4,266	(948)	7,915
Shareholders', common share, ending balance (in shares) at Dec. 31, 2009		471.0		471.0
Net income		2,104				2,104
Stock options exercised and other (in shares) (Notes 10, 11)		3.4		3.4
Stock options exercised and other (Notes 10, 11)		124		124
Number of shares repurchased through buyback programs (in shares)		(15.0)	[1]	(15.0)
Value of shares repurchased		(913)		(138)		(775)
Other comprehensive income (loss) (Note 19)		(761)			(761)
Dividends		(503)				(503)
Shareholders' equity, ending balance at Dec. 31, 2010		11,284		4,252	(1,709)	8,741
Shareholders', common share, ending balance (in shares) at Dec. 31, 2010		459.4		459.4
Net income		2,457				2,457
Stock options exercised and other (in shares) (Notes 10, 11)		2.6		2.6
Stock options exercised and other (Notes 10, 11)		74		74
Number of shares repurchased through buyback programs (in shares)		(19.9)	[1]	(19.9)
Value of shares repurchased		(1,420)		(185)		(1,235)
Other comprehensive income (loss) (Note 19)		(1,130)			(1,130)
Dividends		(585)				(585)
Shareholders' equity, ending balance at Dec. 31, 2011		10,680		4,141	(2,839)	9,378
Shareholders', common share, ending balance (in shares) at Dec. 31, 2011		442.1		442.1

[1]	Includes common shares purchased in the first and fourth quarters of 2011 and in the second and third quarters of 2010 pursuant to private agreements between the Company and arm's-length third-party sellers.